Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended
	Jul. 09, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
Cargile Fund Shares
Account Value [Line Items]
Line Graph and Table Measure Name								Cargile Fund
Accumulated Value	$ 10,000	$ 9,900	$ 10,367	$ 10,344	$ 8,941	$ 9,125	$ 10,178	$ 9,866
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Index
Accumulated Value	10,000	10,774	11,582	16,307	14,576	17,432	21,713	$ 25,005
S&P Balanced Equity & Bond Index - Moderate
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Balanced Equity & Bond Index - Moderate
Accumulated Value	$ 10,000	$ 10,903	$ 12,034	$ 14,042	$ 12,575	$ 13,548	$ 15,178	$ 16,809